Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock Option Weighted-Average Grant-Date Fair Value Information and Related Valuation Assumptions, Excluding Exchanged Grants and Performance-Accelerated Options

The following table contains the stock option and SAR weighted-average grant date fair value information and related valuation assumptions, excluding exchanged grants and performance-accelerated options described further below, for the years ended December 31:

	Stock Options and SARs
	2012	2011	2010
Awards granted (in thousands)	5,085	2,730	3,240
Maximum share value at exercise of SARs	$75.00	$75.00	$—
Fair value per options and SARs	$2.34	$3.19	$10.48
Valuation assumptions:
Expected term (years)	6.0	6.0	6.0
Expected volatility	100.7%	95.3%	92.8%
Expected dividend yield	0.5%	0.5%	0.5%
Risk-free interest rate	1.1%	2.9%	2.9%

Rollforward of Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding

The following table summarizes stock option activity as of December 31, 2012 and 2011:

(Shares in thousands)	Shares subject to option	Weighted- average exercise price
Balance as of January 1, 2011	9,654	$13.23
Granted	34	$13.08
Exercised	(404)	$3.82
Forfeited	(1,319)	$19.28
Expired	—	$—

Balance as of January 1, 2012	7,965	$12.70
Exercised	(311)	$2.79
Forfeited	(1,545)	$18.40
Expired	—	$—

Balance as of December 31, 2012	6,109	$11.77

Exercisable as of December 31, 2012	5,225	$11.49

Information about Stock Options Outstanding

The following table summarizes information about stock options outstanding as of December 31, 2012:

	Outstanding			Exercisable
Exercise price range	Shares in thousands	Average life (1)	Average exercise price	Shares in thousands	Average exercise price
$2.00 – $2.46 (2)	1,074	5.92	$2.45	1,074	$2.45
$5.30 – $7.80 (2)	2,021	2.96	$7.78	1,897	$7.78
$9.10 – $14.18	1,636	6.81	$14.15	896	$14.15
$14.92 – $19.71	852	1.54	$19.42	846	$19.43
$20.14 – $34.13	526	2.82	$26.27	512	$26.37

	6,109		$11.77	5,225	$11.49

(1)	Average contractual life remaining in years.
(2)	These shares have an aggregate intrinsic value for total options and exercisable options of $5 million each.

Status of Our Other Equity-Based Awards

The following table summarizes the status of our other equity-based awards as of December 31, 2012 and 2011:

	RSUs		DSUs		SARs
(Awards in thousands)	Number of awards	Weighted- average grant date fair value	Number of awards	Weighted- average fair value	Number of awards	Weighted- average grant date fair value
Balance as of January 1, 2011	2,842	$18.52	499	$10.26	8,819	$7.44
Granted	955	$12.55	158	$8.06	2,696	$3.11
Exercised	(987)	$17.54	(119)	$3.02	(95)	$1.28
Terminated	(278)	$18.10	—	$—	(946)	$7.02

Balance as of January 1, 2012	2,532	$16.65	538	$9.46	10,474	$6.42
Granted	1,087	$8.22	162	$6.47	5,085	$2.34
Exercised	(1,103)	$14.16	(10)	$2.14	(51)	$1.28
Terminated	(236)	$17.97	—	$—	(5,149)	$6.52

Balance as of December 31, 2012	2,280	$12.97	690	$8.74	10,359	$4.44